Consolidated statements of comprehensive income (loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 83,856	$ 39,821	$ 55,980
Unrealized gains (losses) on securities available-for-sale:
Unrealized gains arising from the year	4,095	2,325	63,556
Less: reclassification adjustments for net gains included in net income	(2,079)	(2,825)	(649)
Net change in unrealized gains (losses) on securities available-for-sale	2,016	(500)	62,907
Unrealized gains (losses) on derivative financial instruments:
Unrealized gains arising from the year	1,097	1,391	1,971
Less: reclassification adjustments for net (gains) losses included in net income	960	(1,172)	1,077
Net change in unrealized gains on derivative financial instruments	2,057	219	3,048
Foreign currency translation adjustment, net of hedges:
Current year change	(744)
Change in foreign currency translation adjustment	(744)
Other comprehensive income (loss)	3,329	(281)	65,955
Comprehensive income	87,185	39,540	121,935
Comprehensive income (loss) attributable to the redeemable noncontrolling interest	676	(2,423)	1,118
Comprehensive income attributable to Bladex	$ 86,509	$ 41,963	$ 120,817